Apr. 04, 2017

Statutory Prospectus Supplement dated April 4, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class R6 shares of the Funds listed below:

Invesco All Cap Market Neutral Fund

Invesco Alternative Strategies Fund

Invesco American Franchise Fund

Invesco American Value Fund

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Invesco Balanced-Risk Retirement Now Fund

Invesco Charter Fund

Invesco Comstock Fund

Invesco Convertible Securities Fund

Invesco Core Plus Bond Fund

Invesco Corporate Bond Fund

Invesco Developing Markets Fund

Invesco Diversified Dividend Fund

Invesco Dividend Income Fund

Invesco Emerging Markets Equity Fund

Invesco Emerging Markets Flexible Bond Fund

Invesco Endeavor Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco Floating Rate Fund

Invesco Global Growth Fund

Invesco Global Infrastructure Fund

Invesco Global Market Neutral Fund

Invesco Global Opportunities Fund

Invesco Global Real Estate Fund

Invesco Global Real Estate Income Fund

Invesco Global Responsibility Equity Fund

Invesco Global Targeted Returns Fund

Invesco Growth and Income Fund

Invesco High Yield Fund

Invesco International Companies Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco International Small Company Fund

Invesco Long/Short Equity Fund

Invesco Low Volatility Emerging Markets Fund

Invesco Macro Allocation Strategy Fund

Invesco Mid Cap Core Equity Fund

Invesco Mid Cap Growth Fund

Invesco MLP Fund

Invesco Multi-Asset Income Fund

Invesco Multi-Asset Inflation Fund

Invesco Real Estate Fund

Invesco Select Opportunities Fund

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund

Invesco Small Cap Discovery Fund

Invesco Small Cap Equity Fund

Invesco Small Cap Growth Fund

Invesco Small Cap Value Fund

Invesco Strategic Real Return Fund

Invesco World Bond Fund

The following information replaces in its entirety the first paragraph appearing under the heading “Fund Summaries – Fees and Expenses of the Fund” in the Statutory Prospectus for each Fund:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay commissions and/or other forms of compensation to an intermediary, such as a broker, for transactions in Class R6 shares, which are not reflected in the table or the example below.”

The following information is added to the information appearing under the heading “Fund Summaries – Fees and Expenses of the Fund – Example” in the Statutory Prospectus for each Fund:

“This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class R6 shares.”